Loans and Allowance for Credit Losses, Impaired Loans (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Impaired [Line Items]
Trial modifications	$ 14,500	$ 11,800
Not purchased credit deteriorated [Member]
Impaired Loans [Abstract]
Unpaid principal balance		14,670
Impaired loans		13,030
Impaired loans with related allowance for credit losses		8,927
Related allowance for credit losses		1,314
Total Commercial [Member] | Not purchased credit deteriorated [Member]
Impaired Loans [Abstract]
Unpaid principal balance		4,141
Impaired loans		3,133
Impaired loans with related allowance for credit losses		2,852
Related allowance for credit losses		467
Commercial and industrial loans [Member] | Not purchased credit deteriorated [Member]
Impaired Loans [Abstract]
Unpaid principal balance		2,792
Impaired loans		2,003
Impaired loans with related allowance for credit losses		1,903
Related allowance for credit losses		311
Commercial real estate mortgage [Member] | Not purchased credit deteriorated [Member]
Impaired Loans [Abstract]
Unpaid principal balance		1,137
Impaired loans		974
Impaired loans with related allowance for credit losses		803
Related allowance for credit losses		110
Commercial real estate construction [Member] | Not purchased credit deteriorated [Member]
Impaired Loans [Abstract]
Unpaid principal balance		81
Impaired loans		51
Impaired loans with related allowance for credit losses		41
Related allowance for credit losses		11
Lease financing [Member] | Not purchased credit deteriorated [Member]
Impaired Loans [Abstract]
Unpaid principal balance		131
Impaired loans		105
Impaired loans with related allowance for credit losses		105
Related allowance for credit losses		35
Total Consumer [Member] | Trial modifications [Member]
Financing Receivable, Impaired [Line Items]
Trial modifications		115
Total Consumer [Member] | Not purchased credit deteriorated [Member]
Impaired Loans [Abstract]
Unpaid principal balance		10,529
Impaired loans		9,897
Impaired loans with related allowance for credit losses		6,075
Related allowance for credit losses		847
Residential mortgage [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Impaired Loans [Abstract]
Impaired loans		1,200
Real estate 1-4 family first mortgage [Member] | Not purchased credit deteriorated [Member]
Impaired Loans [Abstract]
Unpaid principal balance		8,107
Impaired loans		7,674
Impaired loans with related allowance for credit losses		4,433
Related allowance for credit losses		437
Real estate 1-4 family junior lien mortgage [Member] | Not purchased credit deteriorated [Member]
Impaired Loans [Abstract]
Unpaid principal balance		1,586
Impaired loans		1,451
Impaired loans with related allowance for credit losses		925
Related allowance for credit losses		144
Credit card [Member] | Not purchased credit deteriorated [Member]
Impaired Loans [Abstract]
Unpaid principal balance		520
Impaired loans		520
Impaired loans with related allowance for credit losses		520
Related allowance for credit losses		209
Auto [Member] | Not purchased credit deteriorated [Member]
Impaired Loans [Abstract]
Unpaid principal balance		138
Impaired loans		81
Impaired loans with related allowance for credit losses		42
Related allowance for credit losses		8
Other revolving credit and installment [Member] | Not purchased credit deteriorated [Member]
Impaired Loans [Abstract]
Unpaid principal balance		178
Impaired loans		171
Impaired loans with related allowance for credit losses		155
Related allowance for credit losses		$ 49